Noncontrolling Interest	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
NONCONTROLLING INTEREST

NOTE 18 – NONCONTROLLING INTEREST

As of December 31, 2025, Dr. Yu Zhou, former director and former co-chief executive officer of Genexosome, who owns 40% of the equity interests of Genexosome, which is not under the Company’s control. During the years ended December 31, 2025 and 2024, the Company did not allocate any net loss to the noncontrolling interest holder due to its inability to satisfy these deficits.